Shareholder Report	12 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust
Entity Central Index Key	0001097519
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Columbia Overseas Value Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Overseas Value Fund
Class Name	Class A
Trading Symbol	COAVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Overseas Value Fund (the Fund) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 125	1.16%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer discretionary, consumer staples and materials sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Smaller allocations to the real estate, industrials and materials sectors buoyed Fund relative results during the annual period.
Individual holdings
| Positions in Banco Santander SA, a financial services company; Imperial Brands PLC, a tobacco company; ING Groep NV, a financial services company; Sumitomo Mitsui Financial Group, Inc., a financial services company, and Just Group PLC, a financial services company, were top absolute contributors during the period.
Top Performance Detractors
Stock selection
| Selections in the financials, information technology and health care sectors hurt the Fund’s relative results during the annual period.
Allocations
| Smaller allocations to the financials and communication services sectors and a larger allocation to the energy sector detracted from relative results.
Individual holdings
| Fund positions in Macnica Holdings, Inc., an electronics company; JD Sports Fashion PLC, a sportswear retailer; Toyota Motor Corp., an automaker; Worldline SA, a payments company; and Energy Fuels, Inc., a uranium miner, were top absolute detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	16.13	9.17	5.82
Class A (including sales charges)	9.43	7.89	5.20
MSCI EAFE Value Index (Net)	15.09	9.87	4.61
MSCI EAFE Index (Net) (a)	8.77	8.70	5.28
(a)
Effective August 1, 2024, the Fund compares its performance to the MSCI EAFE Index (Net), a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the MSCI EAFE Index (Net), a broad-based performance index as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 3,217,031,873
Holdings Count | Holding	147
Advisory Fees Paid, Amount	$ 23,733,506
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 3,217,031,873
Total number of portfolio holdings	147
Management services fees (represents 0.77% of Fund average net assets)	$ 23,733,506
Portfolio turnover for the reporting period	41%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Shell PLC	3.7%
Banco Santander SA	3.3%
TotalEnergies SE	3.1%
ING Groep NV	2.6%
Sumitomo Mitsui Financial Group, Inc.	2.4%
AXA SA	2.4%
Engie SA	2.3%
Sanofi SA	2.2%
ASR Nederland NV	2.1%
Imperial Brands PLC	2.0%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Shell PLC	3.7%
Banco Santander SA	3.3%
TotalEnergies SE	3.1%
ING Groep NV	2.6%
Sumitomo Mitsui Financial Group, Inc.	2.4%
AXA SA	2.4%
Engie SA	2.3%
Sanofi SA	2.2%
ASR Nederland NV	2.1%
Imperial Brands PLC	2.0%

Columbia Overseas Value Fund - Class C
Shareholder Report [Line Items]
Fund Name	Columbia Overseas Value Fund
Class Name	Class C
Trading Symbol	COCVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Overseas Value Fund (the Fund) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 206	1.91%

Expenses Paid, Amount	$ 206
Expense Ratio, Percent	1.91%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer discretionary, consumer staples and materials sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Smaller allocations to the real estate, industrials and materials sectors buoyed Fund relative results during the annual period.
Individual holdings
| Positions in Banco Santander SA, a financial services company; Imperial Brands PLC, a tobacco company; ING Groep NV, a financial services company; Sumitomo Mitsui Financial Group, Inc., a financial services company, and Just Group PLC, a financial services company, were top absolute contributors during the period.
Top Performance Detractors
Stock selection
| Selections in the financials, information technology and health care sectors hurt the Fund’s relative results during the annual period.
Allocations
| Smaller allocations to the financials and communication services sectors and a larger allocation to the energy sector detracted from relative results.
Individual holdings
| Fund positions in Macnica Holdings, Inc., an electronics company; JD Sports Fashion PLC, a sportswear retailer; Toyota Motor Corp., an automaker; Worldline SA, a payments company; and Energy Fuels, Inc., a uranium miner, were top absolute detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	15.32	8.35	5.03
Class C (including sales charges)	14.32	8.35	5.03
MSCI EAFE Value Index (Net)	15.09	9.87	4.61
MSCI EAFE Index (Net) (a)	8.77	8.70	5.28
(a)
Effective August 1, 2024, the Fund compares its performance to the MSCI EAFE Index (Net), a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the MSCI EAFE Index (Net), a broad-based performance index as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 3,217,031,873
Holdings Count | Holding	147
Advisory Fees Paid, Amount	$ 23,733,506
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 3,217,031,873
Total number of portfolio holdings	147
Management services fees (represents 0.77% of Fund average net assets)	$ 23,733,506
Portfolio turnover for the reporting period	41%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top
Holdings
Shell PLC	3.7%
Banco Santander SA	3.3%
TotalEnergies SE	3.1%
ING Groep NV	2.6%
Sumitomo Mitsui Financial Group, Inc.	2.4%
AXA SA	2.4%
Engie SA	2.3%
Sanofi SA	2.2%
ASR Nederland NV	2.1%
Imperial Brands PLC	2.0%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top
Holdings
Shell PLC	3.7%
Banco Santander SA	3.3%
TotalEnergies SE	3.1%
ING Groep NV	2.6%
Sumitomo Mitsui Financial Group, Inc.	2.4%
AXA SA	2.4%
Engie SA	2.3%
Sanofi SA	2.2%
ASR Nederland NV	2.1%
Imperial Brands PLC	2.0%

Columbia Overseas Value Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Overseas Value Fund
Class Name	Institutional Class
Trading Symbol	COSZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Overseas Value Fund (the Fund) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 99	0.91%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer discretionary, consumer staples and materials sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Smaller allocations to the real estate, industrials and materials sectors buoyed Fund relative results during the annual period.
Individual holdings
| Positions in Banco Santander SA, a financial services company; Imperial Brands PLC, a tobacco company; ING Groep NV, a financial services company; Sumitomo Mitsui Financial Group, Inc., a financial services company, and Just Group PLC, a financial services company, were top absolute contributors during the period.
Top Performance Detractors
Stock selection
| Selections in the financials, information technology and health care sectors hurt the Fund’s relative results during the annual period.
Allocations
| Smaller allocations to the financials and communication services sectors and a larger allocation to the energy sector detracted from relative results.
Individual holdings
| Fund positions in Macnica Holdings, Inc., an electronics company; JD Sports Fashion PLC, a sportswear retailer; Toyota Motor Corp., an automaker; Worldline SA, a payments company; and Energy Fuels, Inc., a uranium miner, were top absolute detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	16.49	9.42	6.08
MSCI EAFE Value Index (Net)	15.09	9.87	4.61
MSCI EAFE Index (Net) (a)	8.77	8.70	5.28
(a)
Effective August 1, 2024, the Fund compares its performance to the MSCI EAFE Index (Net), a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the MSCI EAFE Index (Net), a broad-based performance index as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 3,217,031,873
Holdings Count | Holding	147
Advisory Fees Paid, Amount	$ 23,733,506
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 3,217,031,873
Total number of portfolio holdings	147
Management services fees (represents 0.77% of Fund average net assets)	$ 23,733,506
Portfolio turnover for the reporting period	41%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Shell PLC	3.7%
Banco Santander SA	3.3%
TotalEnergies SE	3.1%
ING Groep NV	2.6%
Sumitomo Mitsui Financial Group, Inc.	2.4%
AXA SA	2.4%
Engie SA	2.3%
Sanofi SA	2.2%
ASR Nederland NV	2.1%
Imperial Brands PLC	2.0%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Shell PLC	3.7%
Banco Santander SA	3.3%
TotalEnergies SE	3.1%
ING Groep NV	2.6%
Sumitomo Mitsui Financial Group, Inc.	2.4%
AXA SA	2.4%
Engie SA	2.3%
Sanofi SA	2.2%
ASR Nederland NV	2.1%
Imperial Brands PLC	2.0%

Columbia Overseas Value Fund - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Overseas Value Fund
Class Name	Institutional 2 Class
Trading Symbol	COSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Overseas Value Fund (the Fund) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 89	0.82%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer discretionary, consumer staples and materials sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Smaller allocations to the real estate, industrials and materials sectors buoyed Fund relative results during the annual period.
Individual holdings
| Positions in Banco Santander SA, a financial services company; Imperial Brands PLC, a tobacco company; ING Groep NV, a financial services company; Sumitomo Mitsui Financial Group, Inc., a financial services company, and Just Group PLC, a financial services company, were top absolute contributors during the period.
Top Performance Detractors
Stock selection
| Selections in the financials, information technology and health care sectors hurt the Fund’s relative results during the annual period.
Allocations
| Smaller allocations to the financials and communication services sectors and a larger allocation to the energy sector detracted from relative results.
Individual holdings
| Fund positions in Macnica Holdings, Inc., an electronics company; JD Sports Fashion PLC, a sportswear retailer; Toyota Motor Corp., an automaker; Worldline SA, a payments company; and Energy Fuels, Inc., a uranium miner, were top absolute detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class (a)	16.59	9.53	6.19
MSCI EAFE Value Index (Net)	15.09	9.87	4.61
MSCI EAFE Index (Net) (b)	8.77	8.70	5.28
(a)
The returns shown for periods prior to July 1, 2015 (including Since Fund Inception returns, if shown) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

(b)
Effective August 1, 2024, the Fund compares its performance to the MSCI EAFE Index (Net), a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the MSCI EAFE Index (Net), a broad-based performance index as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 3,217,031,873
Holdings Count | Holding	147
Advisory Fees Paid, Amount	$ 23,733,506
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 3,217,031,873
Total number of portfolio holdings	147
Management services fees (represents 0.77% of Fund average net assets)	$ 23,733,506
Portfolio turnover for the reporting period	41%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Shell PLC	3.7%
Banco Santander SA	3.3%
TotalEnergies SE	3.1%
ING Groep NV	2.6%
Sumitomo Mitsui Financial Group, Inc.	2.4%
AXA SA	2.4%
Engie SA	2.3%
Sanofi SA	2.2%
ASR Nederland NV	2.1%
Imperial Brands PLC	2.0%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Shell PLC	3.7%
Banco Santander SA	3.3%
TotalEnergies SE	3.1%
ING Groep NV	2.6%
Sumitomo Mitsui Financial Group, Inc.	2.4%
AXA SA	2.4%
Engie SA	2.3%
Sanofi SA	2.2%
ASR Nederland NV	2.1%
Imperial Brands PLC	2.0%

Columbia Overseas Value Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Overseas Value Fund
Class Name	Institutional 3 Class
Trading Symbol	COSYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Overseas Value Fund (the Fund) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 83	0.77%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer discretionary, consumer staples and materials sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Smaller allocations to the real estate, industrials and materials sectors buoyed Fund relative results during the annual period.
Individual holdings
| Positions in Banco Santander SA, a financial services company; Imperial Brands PLC, a tobacco company; ING Groep NV, a financial services company; Sumitomo Mitsui Financial Group, Inc., a financial services company, and Just Group PLC, a financial services company, were top absolute contributors during the period.
Top Performance Detractors
Stock selection
| Selections in the financials, information technology and health care sectors hurt the Fund’s relative results during the annual period.
Allocations
| Smaller allocations to the financials and communication services sectors and a larger allocation to the energy sector detracted from relative results.
Individual holdings
| Fund positions in Macnica Holdings, Inc., an electronics company; JD Sports Fashion PLC, a sportswear retailer; Toyota Motor Corp., an automaker; Worldline SA, a payments company; and Energy Fuels, Inc., a uranium miner, were top absolute detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class (a)	16.62	9.58	6.25
MSCI EAFE Value Index (Net)	15.09	9.87	4.61
MSCI EAFE Index (Net) (b)	8.77	8.70	5.28
(a)
The returns shown for periods prior to July 1, 2015 (including Since Fund Inception returns, if shown) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

(b)
Effective August 1, 2024, the Fund compares its performance to the MSCI EAFE Index (Net), a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the MSCI EAFE Index (Net), a broad-based performance index as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 3,217,031,873
Holdings Count | Holding	147
Advisory Fees Paid, Amount	$ 23,733,506
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
Key Fund S
t
a
ti
stics
Fund net assets	$ 3,217,031,873
Total number of portfolio holdings	147
Management services fees (represents 0.77% of Fund average net assets)	$ 23,733,506
Portfolio turnover for the reporting period	41%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Shell PLC	3.7%
Banco Santander SA	3.3%
TotalEnergies SE	3.1%
ING Groep NV	2.6%
Sumitomo Mitsui Financial Group, Inc.	2.4%
AXA SA	2.4%
Engie SA	2.3%
Sanofi SA	2.2%
ASR Nederland NV	2.1%
Imperial Brands PLC	2.0%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Shell PLC	3.7%
Banco Santander SA	3.3%
TotalEnergies SE	3.1%
ING Groep NV	2.6%
Sumitomo Mitsui Financial Group, Inc.	2.4%
AXA SA	2.4%
Engie SA	2.3%
Sanofi SA	2.2%
ASR Nederland NV	2.1%
Imperial Brands PLC	2.0%

Columbia Overseas Value Fund - Class R
Shareholder Report [Line Items]
Fund Name	Columbia Overseas Value Fund
Class Name	Class R
Trading Symbol	COVUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Overseas Value Fund (the Fund) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$ 152	1.41%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.41%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class R shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer discretionary, consumer staples and materials sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Smaller allocations to the real estate, industrials and materials sectors buoyed Fund relative results during the annual period.
Individual holdings
| Positions in Banco Santander SA, a financial services company; Imperial Brands PLC, a tobacco company; ING Groep NV, a financial services company; Sumitomo Mitsui Financial Group, Inc., a financial services company, and Just Group PLC, a financial services company, were top absolute contributors during the period.
Top Performance Detractors
Stock selection
| Selections in the financials, information technology and health care sectors hurt the Fund’s relative results during the annual period.
Allocations
| Smaller allocations to the financials and communication services sectors and a larger allocation to the energy sector detracted from relative results.
Individual holdings
| Fund positions in Macnica Holdings, Inc., an electronics company; JD Sports Fashion PLC, a sportswear retailer; Toyota Motor Corp., an automaker; Worldline SA, a payments company; and Energy Fuels, Inc., a uranium miner, were top absolute detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class R (a)	15.91	8.90	5.56
MSCI EAFE Value Index (Net)	15.09	9.87	4.61
MSCI EAFE Index (Net) (b)	8.77	8.70	5.28
(a)
The returns shown for periods prior to March 1, 2016 (including Since Fund Inception returns, if shown) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

(b)
Effective August 1, 2024, the Fund compares its performance to the MSCI EAFE Index (Net), a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the MSCI EAFE Index (Net), a broad-based performance index as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 3,217,031,873
Holdings Count | Holding	147
Advisory Fees Paid, Amount	$ 23,733,506
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 3,217,031,873
Total number of portfolio holdings	147
Management services fees (represents 0.77% of Fund average net assets)	$ 23,733,506
Portfolio turnover for the reporting period	41%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Shell PLC	3.7%
Banco Santander SA	3.3%
TotalEnergies SE	3.1%
ING Groep NV	2.6%
Sumitomo Mitsui Financial Group, Inc.	2.4%
AXA SA	2.4%
Engie SA	2.3%
Sanofi SA	2.2%
ASR Nederland NV	2.1%
Imperial Brands PLC	2.0%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Shell PLC	3.7%
Banco Santander SA	3.3%
TotalEnergies SE	3.1%
ING Groep NV	2.6%
Sumitomo Mitsui Financial Group, Inc.	2.4%
AXA SA	2.4%
Engie SA	2.3%
Sanofi SA	2.2%
ASR Nederland NV	2.1%
Imperial Brands PLC	2.0%

Columbia Overseas Value Fund - Class S
Shareholder Report [Line Items]
Fund Name	Columbia Overseas Value Fund
Class Name	Class S
Trading Symbol	COSBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Overseas Value Fund (the Fund) for the period of October 2, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 37 (a)	0.91% (b)
(a)
Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.

(b)	Annualized.

Expenses Paid, Amount	$ 37	[1]
Expense Ratio, Percent	0.91%	[2]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer discretionary, consumer staples and materials sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Smaller allocations to the real estate, industrials and materials sectors buoyed Fund relative results during the annual period.
Individual holdings
| Positions in Banco Santander SA, a financial services company; Imperial Brands PLC, a tobacco company; ING Groep NV, a financial services company; Sumitomo Mitsui Financial Group, Inc., a financial services company, and Just Group PLC, a financial services company, were top absolute contributors during the period.
Top Performance Detractors
Stock selection
| Selections in the financials, information technology and health care sectors hurt the Fund’s relative results during the annual period.
Allocations
| Smaller allocations to the financials and communication services sectors and a larger allocation to the energy sector detracted from relative results.
Individual holdings
| Fund positions in Macnica Holdings, Inc., an electronics company; JD Sports Fashion PLC, a sportswear retailer; Toyota Motor Corp., an automaker; Worldline SA, a payments company; and Energy Fuels, Inc., a uranium miner, were top absolute detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class S (a)	16.49	9.42	6.08
MSCI EAFE Value Index (Net)	15.09	9.87	4.61
MSCI EAFE Index (Net) (b)	8.77	8.70	5.28
(a)
The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

(b)
Effective August 1, 2024, the Fund compares its performance to the MSCI EAFE Index (Net), a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the MSCI EAFE Index (Net), a broad-based performance index as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 3,217,031,873
Holdings Count | Holding	147
Advisory Fees Paid, Amount	$ 23,733,506
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 3,217,031,873
Total number of portfolio holdings	147
Management services fees (represents 0.77% of Fund average net assets)	$ 23,733,506
Portfolio turnover for the reporting period	41%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Shell PLC	3.7%
Banco Santander SA	3.3%
TotalEnergies SE	3.1%
ING Groep NV	2.6%
Sumitomo Mitsui Financial Group, Inc.	2.4%
AXA SA	2.4%
Engie SA	2.3%
Sanofi SA	2.2%
ASR Nederland NV	2.1%
Imperial Brands PLC	2.0%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Shell PLC	3.7%
Banco Santander SA	3.3%
TotalEnergies SE	3.1%
ING Groep NV	2.6%
Sumitomo Mitsui Financial Group, Inc.	2.4%
AXA SA	2.4%
Engie SA	2.3%
Sanofi SA	2.2%
ASR Nederland NV	2.1%
Imperial Brands PLC	2.0%

[1]	Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.
[2]	Annualized.